Note 07 - Gain and Losses on derecognition of Financial Assets at Amortized Cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 10	€ 5	€ 11
Losses	(21)	(101)	(13)
Net gains (losses) from derecognition of securities measured at amortized cost	€ 11	€ 96	€ 2